Finance income and finance costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 2,117	€ 6,509	€ (6,647)
Interest SVB Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	(1,630)	(712)	(95)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	3,386	7,636	(6,693)
Interest on certificates of deposit with maturities of more than three months
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	0	0	186
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income/costs - net	€ 361	€ (415)	€ (45)